Per Share Information	3 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 3 – Per Share Information

Basic Earnings per Ordinary Share (“Basic EPS”) is computed by dividing net income by the weighted-average number of Ordinary Shares outstanding.  Diluted Earnings per Ordinary Share (“Diluted EPS”) is computed by dividing net income by the weighted-average number of Ordinary Shares, and dilutive Ordinary Share equivalents and convertible securities then outstanding.  GAAP requires the presentation of both Basic EPS and Diluted EPS on the face of the Company’s Condensed Statements of Income.  Ordinary Share equivalents totaling 14,400,000 were excluded from the computation of Diluted EPS for the three months ended September 30, 2011 and for the period from July 29, 2010 (inception) to September 30, 2011, as their effect on the computation of Diluted EPS would have been anti-dilutive.

The following table sets forth the computation of basic and diluted per share information:

	For the Three Months Ended September 30, 2011		For the period from July 29, 2010 (Inception) to September 30, 2010		For the period from July 29, 2010 (Inception) to September 30, 2011
Numerator:
Net income (loss):		$(89,253)		$(3,415)		$(323,761)
Denominator:
Weighted-average Ordinary Shares outstanding		8,533,333		3,153,757		7,083,885
Net income (loss) per share:
Basic and diluted	$	NIL	$	NIL	$	NIL